ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Ninetowns Internet Technology Group Company Limited (“Ninetowns”) was incorporated in the Cayman Islands as an exempted limited liability company on February 8, 2002 under the Companies Law of the Cayman Islands. Substantially all of Ninetowns’ business is conducted in the People’s Republic of China (the “PRC” or “China”) through its subsidiaries and variable interest entity (“VIE”). Ninetowns, its subsidiaries, and its VIE (collectively, the “Company”) are principally engaged in (i) the sale of enterprise software and the provision of the related after-sales maintenance services, (ii) software development services, (iii) B2C e-commerce (food and grocery sales and services) targeting Chinese consumers, and (iv) beginning in the first half of 2011, real estate development.

As of December 31, 2012, a summary of the subsidiaries of Ninetowns was as follows:

Name of entity	Place of incorporation/ establishment	Effective ownership interest	Principal activities
Ixworth Enterprises Limited	British Virgin Islands (“BVI”)	100%	Investment holding

Asia Pacific Logistics Limited	BVI	100%	Investment holding

Better Chance International Limited	BVI	100%	Investment holding

Beprecise Investments Limited	BVI	100%	Investment holding

Ample Spring Holdings Limited	BVI	70%	Inactive

New Take Limited	Hong Kong	100%	Investment holding

Shielder Limited	Hong Kong	100%	Investment holding

Ninetowns Land Group Limited	BVI	100%	Inactive

China Genotown Development Holding Limited	BVI	100%	Inactive

Ninetowns Organic Agricultural Holdings Limited	BVI	100%	Inactive

Beijing New Take Electronic Commerce Limited (“Beijing New Take”)	PRC	100%	Investment holding

Beijing Ninetowns Times Electronic Commerce Limited (“Beijing Ninetowns Times”)	PRC	100%	Investment holding

Beijing Ninetowns Ports Software and Technology Co., Ltd (“Beijing Ninetowns Ports”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of software development services
Beijing Ninetowns Investment Co., Limited (“Beijing Ninetowns Investment”) (i)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of technical consulting services

Guangdong Ninetowns Technology Co., Ltd. (“Guangdong Ninetowns”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of software development services

Beijing Ninetowns Software Co., Ltd. (“Beijing Software”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of technical consulting services, real estate development

Dongguan Ninetowns Software Technology Co., Ltd. (“Dongguan Software”)	PRC	100%	Provision of enterprise software services

Dalian Aviation Changzheng Technology Development Co., Ltd. (“Dalian Changzheng”)	PRC	70%	Real estate development

Beijing Ronghe Zhihui Network Software Services Co., Ltd. (“Beijing Ronghe Zhihui”)	PRC	100%	Sale of enterprise software, provision of technical development services, and provision of technical consulting services

Huainan Ninetowns Suitable Estate Co., Ltd. (“Huainan Ninetowns”) (ii)	PRC	100%	Real estate development

Huainan Huacheng Estate Co. Ltd. (“Huainan Huacheng”) (ii)	PRC	100%	Real estate development

As of December 31, 2012, the Company consolidates the following VIE and its consolidated subsidiaries:

Name of entity	Place of incorporation/ establishment	Effective ownership interest	Principal activities
Beijing Ronghe Tongshang Network Technology Limited (“Ronghe Tongshang”)	PRC	100%	Investment holding

Beijing Ninetowns Sky Eco-agriculture Co., Ltd. (“Beijing Sky”) (a wholly-owned subsidiary of Ronghe Tongshang)	PRC	100%	Sale of dietary products, daily necessities, home appliances and crop cultivation

Beijing Huaixiang Modern Agriculture Technology Co., Ltd., (“Huaixiang Modern Agriculture”) (a wholly-owned subsidiary of Beijing Sky)	PRC	100%	Crop and seedling cultivation, agricultural technology development, technical services and consulting, landscape design, sale of fresh fruits and vegetables

Beijing Ronghe Tongshang Electronic Business Co., Ltd. (“Beijing Ronghe Dianzi”) (a wholly-owned subsidiary of Ronghe Tongshang)	PRC	100%	Cultivation and sale of crops and technical consultation and services related to agricultural sales

(i)	Beijing Ninetowns Investment, formerly known as Ninetowns Suitable Estate Co., Ltd., changed its name on August 10, 2012.
(ii)	See note 10.

PRC regulations prohibit direct foreign ownership of business entities that provide internet content, or ICP, services in the PRC, such as the business of providing online solutions for international trade. In December 2006, Ronghe Tongshang was established in the PRC by three designated equity owners who are PRC citizens and legally own Ronghe Tongshang. Pursuant to a series of contractual arrangements with Ronghe Tongshang, the Company provides exclusive technical consulting and management services to Ronghe Tongshang. A summary of the major terms of the agreements are as follows:

•	The Company has the sole discretion to determine the amount of the fees it will receive and it intends to transfer substantially all of the economic benefits of Ronghe Tongshang to the Company.
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The Company provides guarantees on the execution of all business contracts entered by Ronghe Tongshang in its business operation. Ronghe Tongshang pledges its assets to the Company as collateral for such guarantees.

•

The Company may dispose of the collateralized registered capital at its sole discretion without limitation or restriction. The Company has the right and sole discretion to purchase all or part of the registered capital from equity owners when such purchase becomes legally allowable.

•	The equity owners may not dispose of or enter into any other agreements involving the common shares without prior agreement by the Company.

Through December 31, 2012, Ronghe Tongshang has not yet entered into any business contracts that would require guarantees from the Company.

In 2008, the Company entered into a series of agreements with Beijing Guochuangwanwei Information Technology Limited Company (“Guochuang”), under which the Company, through Guochuang, increased the registered capital of Ronghe Tongshang through an entrusted loan of RMB60,000 to Guochuang. The three original shareholders of Ronghe Tongshang, also entered into agreements with Guochuang whereby Guochuang became the sole shareholder of Ronghe Tongshang. Guochuang’s interest in Ronghe Tongshang has been pledged to the Company as collateral for the entrusted loan.

In 2009, Guochuang entered into a series of agreements with two designated PRC citizens, by which the entrusted loan of RMB60,000 was transferred from Guangchuang to these two owners (“New Owners”). The New Owners became the shareholders of Ronghe Tongshang and their interests in Ronghe Tongshang have been pledged to the Company as collateral for the entrusted loan. The New Owners act as the nominee shareholders and have contractually agreed not to make any decision regarding Ronghe Tongshang’s operations and business without the Company’s consent. In addition, the Company is obliged to absorb the expected losses and is entitled to receive the expected residual returns of Ronghe Tongshang.

The above arrangements assigned all of the equity owners’ rights and obligations to the Company, resulting in (i) the equity owners lacking the ability to make decisions that have a significant effect on Ronghe Tongshang’s operations, and (ii) the Company’s ability to extract the profits from the operations of Ronghe Tongshang, and to assume Ronghe Tongshang’s residual benefits. Because the Company is the sole variable interest holder of Ronghe Tongshang, it is the primary beneficiary of Ronghe Tongshang. Accordingly, the Company has consolidated the results of Ronghe Tongshang since its inception.

Financial positions and operating results for the VIE are summarized below:

		As of December 31,
		2011	2012	2012
		RMB	RMB	US$
Total assets		29,975	38,442	6,170
Total liabilities (consisting primarily of other current liabilities)		(11,279)	(20,946)	(3,362)

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Total net revenues	5,448	8,239	22,851	3,668
Total net loss	(14,542)	(19,048)	(7,565)	(1,214)